CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Current Assets:
Cash and Cash Equivalents	$ 8,602	$ 10,608
Accounts Receivable, Net	76,788	70,591
Inventories:
Finished Goods	366,911	301,705
Work in Process	17,122	10,167
Raw Materials and Supplies	183,674	160,540
Total Inventories	567,707	472,412
Deferred Income Tax Asset, Net	0	6,997
Other Current Assets	15,765	27,439
Assets Current	673,887	588,047
Assets Held For Sale	5,025
Deferred Tax Assets, Net, Noncurrent	12,897	14,829
Other Assets	19,706	18,015
Property, Plant and Equipment:
Land	22,430	20,971
Buildings and Improvements	204,944	200,739
Machinery and Equipment	359,927	347,169
Property, Plant and Equipment	587,301	568,879
Accumulated Depreciation, Depletion and Amortization	398,464	383,322
Property, Plant and Equipment, Net	188,837	185,557
Total Assets	895,327	806,448
Current Liabilities:
Notes Payable	402	9,903
Accounts Payable	67,410	68,859
Accrued Vacation	11,792	11,347
Accrued Payroll	9,438	6,344
Other Accrued Expenses	27,627	23,732
Income Taxes Payable	2,974	1,787
Current Portion of Long-Term Debt and Capital Lease Obligations	279,815	2,530
Liabilities Current	399,458	124,502
Long-Term Debt, Less Current Portion	35,967	271,634
Pension	37,798	54,960
Deferred Income Taxes, Net		0
Other Long-Term Liabilities	11,942	3,622
Long-term capital lease obligations	4,988
Total Liabilities	490,153	454,718
Stockholders' Equity:
Preferred Stock	1,344	2,119
Common Stock	3,023	3,010
Additional Paid-in Capital	97,373	96,578
Treasury Stock, at cost	(65,709)	(61,277)
Accumulated Other Comprehensive Loss	(28,396)	(31,804)
Retained Earnings	397,539	343,104
Total Stockholders' Equity	405,174	351,730
Total Liabilities and Stockholders Equity	$ 895,327	$ 806,448